Mar. 31, 2025 USD ($)

Fund Summary
Goal

The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes as the Investment Manager (as defined below) believes is consistent with preservation of capital.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 18 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 17 of the fund’s statement of additional information (“SAI”).

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in class A shares of Putnam funds.
$ 50,000
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Putnam New York Tax Exempt Income Fund	Class A		Class C		Class R6	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam New York Tax Exempt Income Fund	Class A	Class C	Class R6	Class Y
Management Fees (as a percentage of Assets)	0.42%	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	0.12%	0.12%	0.11%	0.12%
Expenses (as a percentage of Assets)	0.79%	1.54%	0.53%	0.54%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam New York Tax Exempt Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	477	642	821	1,339
Class C	257	486	839	1,632	157	486	839	1,632
Class R6	54	170	296	665
Class Y	55	173	302	677

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 17%.

17.00%
Investments, risks, and performance

Investments

We invest mainly in bonds that pay interest that is exempt from federal income tax and New York State and City personal income taxes (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, we invest so that at least 90% of the fund’s income distributions are exempt from federal income tax and New York State and City personal income taxes, except during times of adverse market conditions, when more than 10% of the fund’s income distributions could be subject to these taxes. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal and New York State and City personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates and may be considered speculative. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. The fund’s performance will be closely tied to the economic and political conditions in New York State, and can be more volatile than the performance of a more geographically diversified fund. To the extent the fund invests in securities of issuers located outside of New York State, the fund may also be exposed to the risks affecting other states. Interest the fund receives might be taxable.

The fund may be an investment option for mutual funds that are managed by the Investment Manager and its affiliates as “funds of funds.” Additionally, other investors from time to time may make substantial investments in the fund. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

The accompanying bar chart and table provide some indication of the risks of investing in the fund.
www.franklintempleton.com
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Annual total returns for class A shares before sales charges
Best calendar quarter
Dec. 31, 2023
8.91%
Worst calendar quarter
Mar. 31, 2022
(6.50%)

Average annual total returns after sales charges For periods ended 12/31/24
Average Annual Total Returns - Putnam New York Tax Exempt Income Fund		1 Year	5 Years	10 Years
Class A		(2.23%)	(0.03%)	1.57%
Class A | After Taxes on Distributions		(2.25%)	(0.05%)	1.55%
Class A | After Taxes on Distributions and Sales		(0.08%)	0.57%	1.83%
Class C		0.09%	0.04%	1.37%
Class R6	[1]	2.24%	1.05%	2.24%
Class Y		2.10%	1.04%	2.24%
Bloomberg Municipal Bond Index (no deduction for fees, expenses or taxes)		1.05%	0.99%	2.25%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class C share performance reflects conversion to class A shares after eight years.

Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
After-tax returns are shown for class A shares only and will vary for other classes.

It is important to understand that you can lose money by investing in the fund.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.